Equity Investments - Ownership and Contributions (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) fund	Dec. 31, 2017 USD ($)
Atlanta-based venture capital fund limited partnership private equity | Maximum
Equity investments
Ownership interest (as a percent)	50.00%
China Union Pay Data Co., Ltd
Equity investments
Equity method investment ownership (as a percent)	44.56%
TSYS de Mexico
Equity investments
Equity method investment ownership (as a percent)	49.00%
Atlanta-based venture capital fund limited partnership private equity
Equity investments
Number of investment funds | fund	2
Cumulative contributions to the funds	$ 29.5	$ 22.8
Atlanta-based venture capital fund limited partnership private equity | Maximum
Equity investments
Commitment to invest	$ 20.0